Supplementary Information On Oil, NGL And Natural Gas Reserves (Narrative) (Details)	12 Months Ended
	Sep. 30, 2016 Item Mcfe $ / bbl $ / Mcf	Sep. 30, 2015 USD ($) Mcfe Item $ / bbl $ / Mcf	Sep. 30, 2014 USD ($) $ / bbl $ / Mcf	Sep. 30, 2013 Item	Sep. 30, 2012 Item	Dec. 12, 2016 Item
Supplementary Oil And Gas Disclosures [Line Items]
Property acquisition costs | $		$ 146,261	$ 83,405,404
Negative pricing revisions	64,400,000
Negative performance revisions, developed	17,500,000
Negative revisions, undeveloped	46,900,000
Number of PUD locations | Item	106	409		2	0
Positive performance revisions	900,000
Proved developed reserve extensions, discoveries and other additions	2,500,000
Proved undeveloped reserves, additions	16,600,000
Wells approved to drill | Item	4
Proved Undeveloped Reserves	42,634,659	71,917,599
Proved undeveloped reserves transferred to proved developed	1,806,525
Percentage transferred to proved developed	3.00%
Revisions of proved undeveloped reserves	44,108,114
Revisions percentage of proved undeveloped reserves	61.00%
Positive performance revisions, undeveloped	2,800,000
Additional undeveloped reserves removed	45,900,000
Percentage of additional undeveloped reserves removed	64.00%
Number of wells participated | Item	58
Wells converted from proved undeveloped to proved developed | Item	35
Subsequent Event [Member]
Supplementary Oil And Gas Disclosures [Line Items]
Wells approved to drill | Item						8
Oil [Member]
Supplementary Oil And Gas Disclosures [Line Items]
Price used to calculate reserves and future cash flows from reserves | $ / bbl	36.77	55.27	96.94
Natural Gas Liquids [Member]
Supplementary Oil And Gas Disclosures [Line Items]
Price used to calculate reserves and future cash flows from reserves | $ / bbl	12.22	19.10	31.45
Natural Gas [Member]
Supplementary Oil And Gas Disclosures [Line Items]
Price used to calculate reserves and future cash flows from reserves | $ / Mcf	1.97	2.84	4.04
Eagle Ford Shale [Member]
Supplementary Oil And Gas Disclosures [Line Items]
Property acquisition costs | $			$ 81,500,000